Investments in Affiliates (Summarized Income Statement Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment In Affiliates [Abstract]
Revenues	$ 3,509	$ 4,026	$ 4,925
Operating Income	1,181	1,302	1,071
Net income	$ 602	$ 807	$ 577